Equity-based participation plans for associates (Details 5) - Non-vested shares granted [member] Pure in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of unvested restricted stock units [roll forward]
Number of shares at beginning of period	21.0	20.1
Weighted average fair value at grante date at beginning of period	$ 89.5	$ 87.1
Fair value at grante date at beginning of period	$ 1,880,000,000	$ 1,751,000,000
Vested, number of shares	(10.7)	(10.4)
Vested, weighted average fair value at grante date	$ 78.2	$ 68.8
Vested, fair value at grante date	$ (837,000,000)	$ (716,000,000)
Forfeited, number of shares	(1.8)	(1.8)
Forfeited, weighted average fair value at grante date	$ 80.7	$ 73.1
Forfeited, fair value at grante date	$ (145,000,000)	$ (132,000,000)
Number of shares at end of period	23.9	21.0
Weighted average fair value at grante date at end of period	$ 80.6	$ 89.5
Fair value at grante date at end of period	$ 1,926,000,000	$ 1,880,000,000
Annual incentive
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.3	0.1
Granted, weighted average fair value at grante date	$ 69.3	$ 73.8
Granted, fair value at grante date	$ 90,000,000	$ 7,000,000
Share savings plans
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	4.5	4.4
Granted, weighted average fair value at grante date	$ 69.4	$ 78.1
Granted, fair value at grante date	$ 312,000,000	$ 344,000,000
Select North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	4.5	4.8
Granted, weighted average fair value at grante date	$ 64.1	$ 72.4
Granted, fair value at grante date	$ 288,000,000	$ 348,000,000
Select outside North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	2.0	1.6
Granted, weighted average fair value at grante date	$ 65.3	$ 74.4
Granted, fair value at grante date	$ 131,000,000	$ 119,000,000
Long-Term Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.4	1.2
Granted, weighted average fair value at grante date	$ 71.5	$ 79.2
Granted, fair value at grante date	$ 100,000,000	$ 95,000,000
Long-Term Relative Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	0.4	0.3
Granted, weighted average fair value at grante date	$ 47.7	$ 58.5
Granted, fair value at grante date	$ 19,000,000	$ 18,000,000
Other share awards
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.3	0.7
Granted, weighted average fair value at grante date	$ 67.8	$ 65.8
Granted, fair value at grante date	$ 88,000,000	$ 46,000,000